Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Common Share
Reconciliation of basic and diluted earnings per common share

In millions, except per share amounts	2011	2010	2009
Numerator for earnings per common share calculation:
Income from continuing operations	$3,488	$3,422	$3,700
Net loss attributable to noncontrolling interest	4	3	—

Income from continuing operations attributable to CVS Caremark, basic	3,492	3,425	3,700
Income (loss) from discontinued operations, net of tax	(31)	2	(4)

Net income attributable to CVS Caremark, basic and diluted	$3,461	$3,427	$3,696

Denominator for earnings per common share calculation:
Weighted average common shares, basic	1,338	1,367	1,434
Preference stock	—	—	1
Stock options	8	8	10
Restricted stock units	1	2	5

Weighted average common shares, diluted	1,347	1,377	1,450

Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark	$2.61	$2.51	$2.58
Loss from discontinued operations attributable to CVS Caremark	(0.02)	—	—

Net income attributable to CVS Caremark	$2.59	$2.51	$2.58

Diluted earnings per common share:
Income from continuing operations attributable to CVS Caremark	$2.59	$2.49	$2.55
Loss from discontinued operations attributable to CVS Caremark	(0.02)	—	—

Net income attributable to CVS Caremark	$2.57	$2.49	$2.55